Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Income tax

NOTE 14 – INCOME TAX

A.	The components of the net profit (loss) before the provision for income taxes from continuing operation were as follows:

	Years ended December 31,
	2023	2022	2021
Israel	(15,492)	(13,658)	(4,092)
Foreign	(55)	(875)	231

Total	(15,547)	(14,533)	(3,861)

B.	The provision for income taxes was as follows:

Years ended December 31,
	2023	2022	2021
Current:
Israel	-	-	-
Foreign	-	-	-

Total current income tax expense (benefit)	-	-	-

Deferred:
Israel	-	-	-
Foreign	-	-	-

Total deferred income tax expense (benefit)	-	-	-

Total provision for income taxes	-	-	-

C.	Reconciliation of the theoretical tax expenses

A reconciliation of the Company’s theoretical income tax expense at the Israeli statutory rate of 23% to actual income tax expense is as follows:

	Years ended December 31,
	2023	2022	2021
Theoretical income tax benefit	(3,576)	(3,343)	(888)
Foreign tax rate differentials	(2)	(16)	5
Reduced tax rate for preferred enterprises	-	-	-
Non-deductible expenses	195	613	465
Change in valuation allowance	3,417	1,507	1,074
Foreign exchange impact	(34)	1,239	(656)

Total	-	-	-

The Company’s subsidiaries corporate tax rate is limited to 25% in respect of Belgian operations.

D.	Deferred tax assets and liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The following table presents the significant components of the Company’s deferred tax assets and liabilities including the discontinued operation:

	Years ended December 31,
	2023	2022	2021
Deferred tax assets:
Net operating loss carryforwards	7,468	4,158	2,675
Research and development expenses	467	812	924
Accruals and reserves	120	138	139
Shared-based compensations	1,821	1,554	1,524
Financial income	684	793	1
Fixed asset	10	7	8
Gross deferred tax assets	10,570	7,462	5,271
Valuation allowance	(7,850)	(4,433)	(2,926)
Total deferred tax assets	2,720	3,029	2,345

Deferred tax liabilities:
Leases	(1)	(31)	(2)
Financial instruments	(2,534)	(2,797)	(2,222)
Intercompany interest	-	-	(46)
Financial expenses	-	(16)	-
Other	(185)	(185)	(75)
Gross deferred tax liabilities	(2,720)	(3,029)	(2,345)

Deferred tax assets (liabilities), net	-	-	-

A valuation allowance is provided when it is more likely than not that the deferred tax assets will not be realized. The Company has established a valuation allowance to offset the deferred tax assets at December 31, 2023, 2022 and 2021 due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets.

The Company’s roll forward of the valuation allowance is as follows:

	Balance at the beginning of the fiscal year	Additions (charged) credited to expenses)	Balance at the end of the fiscal year
Valuation allowance on deferred tax assets:
Fiscal year ended December 31, 2021	(1,852)	(1,074)	(2,926)
Fiscal year ended December 31, 2022	(2,926)	(1,507)	(4,433)
Fiscal year ended December 31, 2023	(4,433)	(3,417)	(7,850)

As of December 31, 2023, 2022 and 2021, the Company recorded a deferred tax asset in the amount of USD 6,284 thousand, USD 5,846 thousand, and USD 4,835 thousand, respectively, in respect of its discontinued operations. The deferred tax asset is fully offset by a valuation allowance.

E.	As of December 31, 2023, undistributed earnings held by the Company’s foreign subsidiaries are designated as indefinitely reinvested. The Company did not recognize deferred taxes liabilities on undistributed earnings of its foreign subsidiaries, as the Company intends to indefinitely reinvest those earnings. Determination of the amount of unrecognized deferred tax liability on unremitted earnings is not practicable.

F.	As of December 31, 2023 and 2022, the Company had approximately USD 7,324 thousand and USD 4,161 thousand in net operating loss carryforwards in Israel that can be carried forward indefinitely.

G.	The Company is not currently subject to any tax assessments in any tax jurisdictions.

The Company has final assessments through 2017.